UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21826

Nagle Funds

(Exact name of registrant as specified in charter)

57 Willow Drive

Little Silver, NJ 07739

 (Address of principal executive offices)

(Zip code)

Peter J. Nagle

57 Willow Drive

Little Silver, NJ 07739

 (Name and address of agent for service)

With copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinatti, Ohio 45202

Registrant's telephone number, including area code: (800) 595-4866

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

NAGLE TOTAL MARKET PLUS FUND

June 30, 2007

Nagle Total Market Plus Fund
Portfolio Illustration
June 30, 2007 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors.
The underlying securities are represented as a percentage of the portfolio of investments.

	Nagle Total Market Plus Fund
	Schedule of Investments
	June 30, 2007 (Unaudited)

Shares		Value

EXCHANGE TRADED FUNDS - 99.13%
500	iShares S&P SmallCap 600 Index	$ 35,550
8,000	iShares Russell 2000 Index	663,680
13,700	S&P Depository Receipts	2,058,562
3,700	S&P Mid Depository Receipts	601,879

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $3,029,291) - 99.13%		3,359,671

SHORT TERM INVESTMENTS - 0.44%
14,922	AIM Short Term Investments Company Prime Portfolio 5.24% **	14,922
92	AIM Liquid Assets 5.24% **	92

TOTAL FOR SHORT TERM INVESTMENTS (Cost $15,014) - 0.44%		15,014

TOTAL INVESTMENTS (Cost $3,044,305) - 99.57%		3,374,685

OTHER ASSETS LESS LIABILITIES - 0.43%		14,497

NET ASSETS - 100.00%		$ 3,389,182

** Variable rate security; the coupon rate shown represents the yield at June 30, 2007.
The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Schedule of Call Options Written
June 30, 2007 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value
S&P Depository Receipts
July 2007 Call @ 155.00	10,000	$ 3,500

Total (Premiums Received $4,900)		$ 3,500

The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

Assets:
Investments, at Value (Cost $3,044,305)	$ 3,374,685
Receivables:
Securities Sold	4,900
Dividends and Interest	10,857
Due from Advisor	7,695
Total Assets	3,398,137
Liabilities:
Covered Call Options Written at Fair Market Value (premiums received $4,900)	3,500
Other Accrued Expenses	5,455
Total Liabilities	8,955
Net Assets	$ 3,389,182

Net Assets Consist of:
Paid In Capital	$ 3,017,287
Accumulated Undistributed Net Investment Income	3,653
Accumulated Undistributed Realized Gain on Investments and Options Written	36,462
Unrealized Appreciation in Value of Investments and Options Written	331,780
Net Assets, for 283,144 Shares Outstanding	$ 3,389,182

Net Asset Value Per Share	$ 11.97

The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statement of Operations
For the six months ended June 30, 2007 (Unaudited)

Investment Income:
Dividends	$ 20,831
Interest	2,123
Total Investment Income	22,954

Expenses:
Advisory Fees (Note 3)	11,581
Transfer Agent Fees	6,968
Legal Fees	5,425
Audit Fees	5,425
Distribution (12b-1) Fees	3,860
Registration Fees	2,466
Custodial Fees	2,322
Insurance	530
Total Expenses	38,577
Fees Waived and Reimbursed by the Advisor (Note 3)	(19,276)
Net Expenses	19,301

Net Investment Income	3,653

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	19,835
Realized Loss on Options	16,627
Net Change in Unrealized Appreciation on:
Investments	194,536
Options	(2,688)
Realized and Unrealized Gain (Loss) on Investments	228,310

Net Increase in Net Assets from Operations	$ 231,963

The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Period *
	Ended	Ended
	6/30/2007	12/31/2006
Increase in Net Assets From Operations:
Net Investment Income	$ 3,653	$ 10,333
Net Realized Gain on Investments and Options Written	36,462	7,303
Unrealized Appreciation on Investments and Options Written	191,848	139,932
Net Increase in Net Assets Resulting from Operations	231,963	157,568

Distributions to Shareholders:
Net Investment Income	0	(10,159)
Realized Gains	0	(7,600)
Net Change in Net Assets from Distributions	0	(17,759)

Capital Share Transactions (Note 5)	239,347	2,678,063

Total Increase	471,310	2,817,872

Net Assets:
Beginning of Period	2,917,872	100,000

End of Period (Including Undistributed Net Investment Income
of $3,653 and $0, respectively)	$ 3,389,182	$ 2,917,872

* For the period June 14, 2006 (commencement of investment operations) through December 31, 2006.
The accompanying notes are an integral part of these financial statements.

Nagle Total Market Plus Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months	Period
	Ended	Ended
	6/30/2007	12/31/2006 *

Net Asset Value, at Beginning of Period	$ 11.11	$ 10.00

Income From Investment Operations:
Net Investment Income **	0.01	0.08
Net Gain on Securities (Realized and Unrealized)	0.85	1.10
Total from Investment Operations	0.86	1.18

Distributions:
Net Investment Income	0.00	(0.04)
Realized Gains	0.00	(0.03)
Total from Distributions	0.00	(0.07)

Net Asset Value, at End of Period	$ 11.97	$ 11.11

Total Return ***	7.74%	11.78%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,389	$ 2,918
Before Waivers
Ratio of Expenses to Average Net Assets ****	2.50%	4.88%
Ratio of Net Investment Loss to Average Net Assets ****	(1.01)%	(2.21)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets ****	0.24%	1.43%
Portfolio Turnover	9.73%	48.92%

* For the period June 14, 2006 (commencement of investment operations) through December 31, 2006.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
**** Annualized
The accompanying notes are an integral part of these financial statements.

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007 (UNAUDITED)

Note 1. Organization

The Nagle Total Market Plus Fund (the “Fund”), is a diversified series of Nagle Funds (the “Trust”), an open-end regulated investment company that was organized as an Ohio business trust on January 9, 2006.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced investment operations on June 14, 2006. The Fund’s investment objective is long-term total return. The Fund’s principal investment strategy is to invest in a diversified portfolio of exchange-traded funds (“ETFs”). The investment advisor to the Fund is Peter J. Nagle (the “Advisor”).

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board of Trustees has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines the Advisor is required to consider all appropriate factors relevant to the value of securities for which its has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls since fair value depends upon circumstances of each individual case. As a general principle the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonable expect to receive for them upon current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market or similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or amount dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Repurchase agreements- In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Financial Futures Contracts- The Fund may invest in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in market values or interest rates.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the security.  The Fund recognizes a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Other- The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory and Distribution Agreements

The Fund has a management agreement with the Advisor to furnish investment advisory and management services to the Fund.  The Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.75%.  The Advisor has agreed to waive its management fee and reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.25% of the Fund’s average daily net assets through April 1, 2008. The Advisor’s obligation to reimburse expenses excludes brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), any direct expenses (such as expenses incurred by other investment companies in which the Fund invests) and extraordinary expenses. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended June 30, 2007, the Advisor earned advisory fees of $11,581. For the period ended June 30, 2007, in the aggregate, the Advisor waived and/or reimbursed the Fund a total of $19,276.

The Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to: advertising, printing of prospectuses and reports for prospective shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum of the Fund's average net assets. For the six months ended June 30, 2007, the Plan accrued fees of $3,860, of which all were waived.

Note 4. Related Party Transactions

Peter J. Nagle is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Nagle receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

Note 5. Capital Stock

The Fund is authorized to issue an unlimited number of shares with no par value of separate series.  Paid in capital at June 30, 2007 was $3,044,305 representing 283,144 shares outstanding.

Transactions in capital stock were as follows:

	Period Ended 6/30/2007		Year Ended 12/31/2006
	Shares	Amount	Shares	Amount
Shares Sold	28,483	$332,547	251,164	$2,660,304
Shares issued in reinvestment of distributions	-	-	1,588	17,759
Shares redeemed	(8,091)	(93,200)	-	-
Net Increase	20,392	$239,347	252,752	$2,678,063

Note 6. Options

As of June 30, 2007, the Fund had outstanding written call options valued at $3,500.

Transactions in written call options during the period ended June 30, 2007 were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at January 1, 2007	122	$ 5,528

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

Options written	731	36,511
Options exercised	(16)	(2,192)
Options expired	(397)	(20,827)
Options terminated in closing purchase transaction	(340)	(14,120)
Options outstanding at June 30, 2007	100	$ 4,900

Note 7. Investment Transactions

For the six months ended June 30, 2007, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $904,785 and $295,027, respectively.  Purchases and sales of options aggregated $20,512 and $36,511, respectively. There were no purchases and sales of U.S. Government obligations.

Note 8. Tax Matters

For Federal income tax purposes, the cost of investments owned at June 30, 2007 was $3,044,305, excluding proceeds from options written totaling $4,900.

At June 30, 2007, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including positions in securities sold short and options written was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$332,344	($564)	$331,780

As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed Net Investment Income	3,653
Realized Gains	36,462
Unrealized appreciation on investments; options and securities sold short	$331,780
$371,895

The Fund paid an income distribution of $0.03890 per share and a short-term capital gain of $0.0291 per share for a total distribution of $17,759 for the period ended December 31, 2006.

Dividends and Distributions to Shareholders- The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2007, the Schrems family, in aggregate, owned approximately 30% of the Fund.

Note 10.  New Accounting Pronouncements

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007.  FASB Interpretation No. 48 requires that the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be

NAGLE TOTAL MARKET PLUS FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2007 (UNAUDITED)

applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Fund’s financial statements has not yet been determined.

Nagle Total Market Plus Fund
Expense Illustration
June 30, 2007 (Unaudited)

Expense Example

As a shareholder of the Nagle Total Market Plus Fund, you incur ongoing costs consisting of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2007 through June 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2007	June 30, 2007	January 1, 2007 to June 30, 2007

Actual	$1,000.00	$1,077.41	$6.44
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.60	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NAGLE TOTAL MARKET PLUS FUND

TRUSTEES AND OFFICERS

JUNE 30, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.  Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Fund is the only fund in the fund complex. The Trustees serve no other fund boards or public company boards.

Name, Address and Age[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Don Asay (1954)	Trustee since 2006	District Sales Manager, Frederick Wildman & Sons, Ltd (a wine wholesaler) (2005 – present); Manager, Rumson Management NJ, Inc. (a liquor store management company) (1989 – 2005).
Margaret A. Penta[2] (1952)	Trustee since 2006	Realtor, Mary Holder Agency (a real estate broker) (2004 – present); Homemaker (2000 – 2004).
Rose Marie Widdis[2] (1955)	Trustee since 2006	Comptroller, Caesar CeramicsUSA (an Italian marble manufacturer and distributor) (1997 – present).

1 The address for each Trustee is 57 Willow Drive, Little Silver, NJ 07739.

2 Margaret A. Penta and Rose Marie Widdis are sisters.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Age[1]	Position and Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Peter J. Nagle (1959)	President, Treasurer and Chief Compliance Officer since 2006	Peter J. Nagle, investment adviser (2001- present); Trader, Spear Leeds and Kellogg (2000 – 2001); Trader, Susquehanna Partners (1995 - 1999).
Josephine T. Nagle[2] (1961)	Trustee and Secretary since 2006	Development Assistant, Rutgers School of Law (2006- present); Development Assistant, Food Bank of Monmouth and Ocean Counties (2002 – February 2006); Homemaker, (2001 – 2002).

1 The address for each Trustee and officer is 57 Willow Drive, Little Silver, NJ 07739.

2 Josephine T. Nagle is considered an "Interested” Trustees as defined in the Investment Company Act of 1940, as amended, because she is an officer of the Trust and is married to Peter J. Nagle, who is affiliated with the Adviser.

NAGLE TOTAL MARKET PLUS FUND

ADDITIONAL INFORMATION

JUNE 30, 2007 (UNAUDITED)

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 595-4866.

Board of Trustees

Peter J. Nagle

Josephine T. Nagle

Don Asay

Margaret A. Penta

Rose Marie Widdis

Investment Adviser

Peter J. Nagle

57 Willow Drive

Little Silver, NJ  07739

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Nagle Total Market Plus Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 26, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Nagle Funds

By /s/Peter J. Nagle

     *Peter J. Nagle

     President and Treasurer

Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter J. Nagle

     *Peter J. Nagle

     President and Treasurer

Date September 6, 2007

*Print the name and title of each signing officer under his or her signature.